Investment securities and fair value disclosure- Rollforward of assets (Details) - Convertible and exchangeable bonds - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Convertible and exchangeable bonds accounted for under the fair value option
Balance at beginning	¥ 4,622	¥ 3,719
Net increase (decrease) in fair value	(113)	630
Conversion or exchange	(4,678)
Foreign currency translation adjustments	¥ 169	273
Balance at end		¥ 4,622